Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	14,495,822
Proposed Maximum Offering Price per Unit	4.015
Maximum Aggregate Offering Price	$ 58,200,725.33
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,063.46
Offering Note

[1]

Covers ordinary shares, no par value, of CoinShares PLC (“Ordinary Shares”), issuable under the CoinShares PLC 2026 Equity Incentive Plan (together with each sub-plan, appendix and set of regional terms adopted thereunder, the “Plan”), consisting of 14,495,822 Ordinary Shares initially available for awards under the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates also covers an indeterminate number of additional Ordinary Shares that may become issuable under the Plan to prevent dilution resulting from share dividends, share splits, and other similar transactions.

Estimated solely for calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act. The amount of the registration fee is based on a price of $4.015 per share, which is the average of the high and low prices of the Ordinary Shares on Nasdaq on October 15, 2026.

The Registrant does not have any fee offsets.